BUSINESS COMBINATIONS - Intangible assets included (Details) - Customer relationships - Qwest Air Parts, Inc	Jun. 10, 2019 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of definite intangible assets acquired	$ 9,600,000
Useful Life In Years	10 years